TAXATION (Movement of Valuation Allowances) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
At beginning of year	(73,967,071)	(6,308,714)	(1,994,833)
Current year additions	(329,813,147)	(69,445,609)	(4,517,852)
Reversal of valuation allowances	919,670	1,787,252	203,971
At end of year	(402,860,548)	(73,967,071)	(6,308,714)